Revenue Recognition - Consolidated Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Accounts receivable
Customers and agents, less allowances		$ 992		$ 861
Prepaid expenses		103		112
Other current assets		28		27
Total current assets		2,330		1,966
Licenses		2,195		2,232
Investments in unconsolidated entities		480		453		$ 451
Other assets and deferred charges		616		422
Total assets		9,783	[1]	9,295	[1]	9,446
Customer deposits and deferred revenues		197		223
Other current liabilities		114		106
Total current liabilities		879		918
Deferred income tax liability, net		640		552
Other deferred liabilities and credits		541		495
Retained earnings		2,656		2,525
Total TDS shareholders' equity		4,560		4,269
Noncontrolling interests		733		623
Total equity		5,293		4,892		$ 4,750	$ 4,704
Total liabilities and equity	[1]	9,783		$ 9,295
Results under prior accounting standards
Accounts receivable
Customers and agents, less allowances		928
Prepaid expenses		128
Other current assets		24
Total current assets		2,286
Licenses		2,194
Investments in unconsolidated entities		463
Other assets and deferred charges		435
Total assets		9,540
Customer deposits and deferred revenues		218
Other current liabilities		110
Total current liabilities		895
Deferred income tax liability, net		583
Other deferred liabilities and credits		526
Retained earnings		2,499
Total TDS shareholders' equity		4,403
Noncontrolling interests		704
Total equity		5,107
Total liabilities and equity		9,540
ASU 2014-09 | Adjustment
Accounts receivable
Customers and agents, less allowances		64
Prepaid expenses		(25)
Other current assets		4
Total current assets		44
Licenses		1
Investments in unconsolidated entities		17
Other assets and deferred charges		181
Total assets		243
Customer deposits and deferred revenues		(21)
Other current liabilities		4
Total current liabilities		(16)
Deferred income tax liability, net		57
Other deferred liabilities and credits		15
Retained earnings		157
Total TDS shareholders' equity		157
Noncontrolling interests		29
Total equity		186
Total liabilities and equity		$ 243

[1]	The consolidated total assets as of December 31, 2018 and 2017, include assets held by consolidated variable interest entities (VIEs) of $848 million and $765 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2018 and 2017, include certain liabilities of consolidated VIEs of $21 million for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.